ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Net Sales by Geographic Area
Net sales by geographic area were as follows:
	Year ended December 31
	2019	2018	2017

United States	124,199	81,063	42,642
Other	32,162	19,099	10,814
Total sales:	156,361	100,162	53,456

Schedule of Changes in Contract Liabilities
The changes in contract liabilities are as follows:

	Year ended December 31
	2019	2018

Balance as of January 1	9,737	4,496
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	15,428	6,302
Revenue recognized that was included in the contract liability balance at the beginning of the period	(5,765)	(1,061)
Balance as of December 31	19,400	9,737
Contract liability presented in non-current liabilities (1)	3,813	3,982
Contract liability presented in current liabilities	15,587	5,755

(1)	As of December 31, 2019, non- current deferred revenue is estimated to be recognized as following: 81% in year 2021, and the rest in year 2022.

Schedule of Long-Lived Assets
	December 31
	2019	2018

Israel	820	450
United States	102	82
Other	13	12
	935	544